OTHER CURRENT LIABILITIES (Details) - Nonrelated Party - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Deferred and prepaid charter revenue	$ 23,671	$ 31,961
EU ETS allowances payable	10,063	0
Other items	3,164	273
Other current liabilities	$ 36,898	$ 32,234